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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9078

                           The Penn Street Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Citco Mutual Fund Services
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 866-207-5175

Date of fiscal year end: 10/31/2006

Date of reporting period: 7/31/2006

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2006 (Unaudited)
PSA Sector

                                                            Shares                     Value
                                                        ---------------             ------------
COMMON STOCKS - 96.27%
Aerospace & Defense - 2.03%
General Dynamics Corp.                                           5,020              $    336,440
                                                                                    ------------
Agriculture - 1.24%
Archer-Daniels Midland Co.                                       4,669                   205,436
                                                                                    ------------
Airlines - 1.41%
Continental Airlines, Inc. (a)                                   8,850                   233,109
                                                                                    ------------
Auto Manufacturers - 1.93%
PACCAR, Inc.                                                     3,964                   320,093
                                                                                    ------------
Banks - 10.63%
Bank of America Corp.                                            7,160                   368,955
Northern Trust Corp.                                             5,990                   342,029
PNC Financial Services Group                                     5,042                   357,175
Suntrust Banks, Inc.                                             4,356                   343,558
US Bancorp                                                      10,950                   350,400
                                                                                    ------------
                                                                                       1,762,117
                                                                                    ------------

Biotechnology - 2.07%
Gilead Sciences, Inc. (a)                                        5,581                   343,120
                                                                                    ------------
Chemicals - 2.07%
Praxair, Inc.                                                    6,255                   343,024
                                                                                    ------------
Computers - 5.75%
Cognizant Technology Solutions Corp. (a)                         5,309                   347,687
Hewlett-Packard Co.                                              9,651                   307,963
Western Digital Corp. (a)                                       16,991                   298,022
                                                                                    ------------
                                                                                         953,672
                                                                                    ------------

Diversified Financial Services - 1.79%
Franklin Resources, Inc.                                         3,251                   297,304
                                                                                    ------------
Electric - 3.85%
Allegheny Energy, Inc. (a)                                       9,640                   395,722
Wisconsin Energy Corp.                                           5,756                   242,903
                                                                                    ------------
                                                                                         638,625
                                                                                    ------------

Electrical Components & Equipment - 2.01%
Emerson Electric Co.                                             4,215                   332,648
                                                                                    ------------
Financial Services - 7.43%
Bear Stearns Companies, Inc.                                     2,573                   365,032
CIT Group, Inc.                                                  3,510                   161,144
Goldman Sachs Group, Inc.                                        2,307                   352,394
Lehman Brothers Holdings, Inc.                                   5,438                   353,198
                                                                                    ------------
                                                                                       1,231,768
                                                                                    ------------

Healthcare - Services - 1.65%
WellPoint, Inc. (a)                                              3,664                   272,968
                                                                                    ------------
Insurance - 4.54%
Metlife, Inc.                                                    6,680                   347,360
Prudential Financial, Inc.                                       5,153                   405,232
                                                                                    ------------
                                                                                         752,592
                                                                                    ------------

Iron & Steel Production - 2.98%
Nucor Corp.                                                      4,274                   227,249
Reliance Steel And Aluminum Co.                                  7,440                   266,724
                                                                                    ------------
                                                                                         493,973
                                                                                    ------------

Machinery - Construction & Mining - 2.17%
Caterpillar, Inc.                                                5,075                   359,665
                                                                                    ------------
Machinery - Diversified - 2.40%
Cummins, Inc.                                                    3,396                   397,332
                                                                                    ------------
Mining - 3.92%
Phelps Dodge Corp.                                               4,053                   353,989
Vulcan Materials Co.                                             4,416                   295,740
                                                                                    ------------
                                                                                         649,729
                                                                                    ------------

Miscellaneous Manufacturing - 5.02%
Harsco Corp.                                                     4,357                   351,218
Illinois Tool Works, Inc.                                        3,599                   164,582
Ingersoll-Rand Co.                                               8,840                   316,472
                                                                                    ------------
                                                                                         832,272
                                                                                    ------------

Oil & Gas - 12.39%
Amerada Hess Corp.                                               3,100                   163,990
Chevron Corp.                                                    5,142                   338,241
ConocoPhillips                                                   4,933                   338,601
Exxon Mobil Corp.                                                4,848                   328,404
FMC Technologies, Inc. (a)                                       4,920                   310,058
Marathon Oil Corp.                                               2,519                   228,322
Occidental Petroleum Corp.                                       3,210                   345,877
                                                                                    ------------
                                                                                       2,053,493
                                                                                    ------------

Retail - 8.68%
Costco Wholesale Corp.                                           5,216                   275,196
Darden Restaurants, Inc.                                         4,337                   146,591
Home Depot, Inc.                                                 8,227                   285,559
J.C. Penney Co., Inc.                                            5,266                   331,547
Lowe's Cos., Inc.                                                8,606                   243,980
Nordstrom, Inc.                                                  4,528                   155,311
                                                                                    ------------
                                                                                       1,438,184
                                                                                    ------------

Semiconductors - 4.99%
Applied Materials, Inc.                                          9,800                   154,252
Lam Research Corp. (a)                                           8,686                   361,251
Texas Instruments, Inc.                                         10,493                   312,481
                                                                                    ------------
                                                                                         827,984
                                                                                    ------------

Telecommunications - 2.33%
AT&T, Inc.                                                      12,896                   386,751
                                                                                    ------------
Transportation - 2.99%
Burlington Northern Santa Fe Corp.                               2,430                   167,451
Fedex Corp.                                                      1,570                   164,395
Norfolk Southern Corp.                                           3,770                   163,693
                                                                                    ------------
                                                                                         495,539
                                                                                    ------------

TOTAL COMMON STOCKS (Cost $14,631,249)                                                15,957,838
                                                                                    ------------
SHORT TERM INVESTMENTS - 3.25%
Money Market Funds - 3.25%
Harleysville National Bank Money Market Fund (a)               539,101                   539,101
                                                                                    ------------
TOTAL SHORT TERM INVESTMENTS (Cost $539,101)                                             539,101
                                                                                    ------------
Total Investments  (Cost $15,170,350) - 99.52%                                        16,496,939
Other Assets in Excess of Liabilities, Net 0.48%                                          80,290
                                                                                    ------------
TOTAL NET ASSETS - 100.00%                                                          $ 16,577,229
                                                                                    ============


Footnotes

The following information for the Funds is presented on an income tax basis as of July 31,2006:

                Cost of     Gross Unrealized   Gross Unrealized   Net Unrealized
              Investments     Appreciation        Depreciation      Gain/(Loss)
              ------------------------------------------------------------------
PSA Sector     15,187,698      1,713,994           (404,753)          1,309,241

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. Percentages are stated as a percent of net assets.

(a)   Non-income producing security

Schedule of Investments
July 31, 2006 (Unaudited)
Berkshire Advisors Select Equity

                                                              Shares                     Value
                                                          ---------------             ------------
COMMON STOCKS - 97.45%
Agriculture - 1.75%
Archer-Daniels Midland Co.                                           900              $     39,600
                                                                                      ------------
Auto Manufacturers - 3.21%
PACCAR, Inc.                                                         900                    72,675
                                                                                      ------------
Banks - 3.97%
Bank of America Corp.                                                400                    20,612
Keycorp                                                              700                    25,830
PNC Financial Services Group                                         300                    21,252
US Bancorp                                                           700                    22,400
                                                                                      ------------
                                                                                            90,094
                                                                                      ------------

Chemicals - 0.81%
Rohm & Haas Co.                                                      400                    18,448
                                                                                      ------------
Computers - 2.11%
Hewlett-Packard Co.                                                1,500                    47,865
                                                                                      ------------
Electric - 2.82%
Duke Energy Corp.                                                    400                    12,128
FPL Group, Inc.                                                    1,200                    51,768
                                                                                      ------------
                                                                                            63,896
                                                                                      ------------

Financial Services - 10.31%
Bear Stearns Companies, Inc.                                         400                    56,748
Goldman Sachs Group, Inc.                                            400                    61,100
Lehman Brothers Holdings, Inc.                                       700                    45,465
Merrill Lynch & Co., Inc.                                            600                    43,692
Morgan Stanley                                                       400                    26,600
                                                                                      ------------
                                                                                           233,605
                                                                                      ------------

Gas - 1.70%
Sempra Energy                                                        800                    38,608
                                                                                      ------------
Home Builders - 2.83%
D.R. Horton, Inc.                                                    900                    19,287
KB Home                                                              300                    12,756
Lennar Corp.                                                         400                    17,892
Pulte Homes, Inc.                                                    500                    14,250
                                                                                      ------------
                                                                                            64,185
                                                                                      ------------

Insurance - 16.23%
Allstate Corp.                                                     1,000                    56,820
Chubb Corp.                                                        1,200                    60,504
The Hartford Financial Services Group, Inc.                          700                    59,388
Lincoln National Corp.                                             1,000                    56,680
MBIA, Inc.                                                           600                    35,286
Metlife, Inc.                                                      1,000                    52,000
Prudential Financial, Inc.                                           600                    47,184
                                                                                      ------------
                                                                                           367,862
                                                                                      ------------

Iron & Steel Production - 1.88%
Nucor Corp.                                                          800                    42,536
                                                                                      ------------
Machinery - Construction & Mining - 2.81%
Caterpillar, Inc.                                                    900                    63,783
                                                                                      ------------
Mining - 8.34%
Alcan, Inc.                                                          900                    41,184
Alcoa, Inc.                                                        1,400                    41,930
Barrick Gold Corp.                                                   500                    15,400
Freeport McMoRan Copper & Gold, Inc.                                 700                    38,192
Phelps Dodge Corp.                                                   600                    52,404
                                                                                      ------------
                                                                                           189,110
                                                                                      ------------

Miscellaneous Manufacturing - 4.09%
Illinois Tool Works, Inc.                                            500                    22,865
Ingersoll-Rand Co.                                                 1,200                    42,960
Textron, Inc.                                                        300                    26,973
                                                                                      ------------
                                                                                            92,798
                                                                                      ------------

Oil & Gas - 17.81%
Amerada Hess Corp.                                                   850                    44,965
Anadarko Petroleum Corp.                                             800                    36,592
Apache Corp.                                                         400                    28,188
Chevron Corp.                                                        400                    26,312
ConocoPhillips                                                       700                    48,048
Devon Energy Corp.                                                   300                    19,392
Ensco International, Inc.                                            700                    32,354
Exxon Mobil Corp.                                                    500                    33,870
Marathon Oil Corp.                                                   600                    54,384
Occidental Petroleum Corp.                                           300                    32,325
Valero Energy Corp.                                                  700                    47,201
                                                                                      ------------
                                                                                           403,631
                                                                                      ------------

Oil & Gas Services - 1.44%
BJ Services Co.                                                      900                    32,643
                                                                                      ------------
Retail - 7.62%
Home Depot, Inc.                                                   1,200                    41,652
J.C. Penney Co., Inc.                                                800                    50,368
Lowe's Cos., Inc.                                                  1,600                    45,360
Sherwin-Williams Co.                                                 700                    35,420
                                                                                      ------------
                                                                                           172,800
                                                                                      ------------

Telecommunications - 1.06%
AT&T, Inc.                                                           800                    23,992
                                                                                      ------------
Transportation - 6.66%
Burlington Northern Santa Fe Corp.                                   600                    41,346
CSX Corp.                                                            600                    36,408
Norfolk Southern Corp.                                             1,000                    43,420
Union Pacific Corp.                                                  350                    29,750
                                                                                      ------------
                                                                                           150,924
                                                                                      ------------

TOTAL COMMON STOCKS (Cost $2,021,633)                                                    2,209,055
                                                                                      ------------
SHORT TERM INVESTMENTS - 2.58%
Money Market Funds - 2.58%
Harleysville National Bank Money Market Fund (a)                  58,555                    58,555
                                                                                      ------------
TOTAL SHORT TERM INVESTMENTS (Cost $58,555)                                                 58,555
                                                                                      ------------
Total Investments  (Cost $2,080,188) - 100.03%                                           2,267,610
Liabilities in Excess of Other Assets, Net (0.03)%                                            -742
                                                                                      ------------
TOTAL NET ASSETS - 100.00%                                                            $  2,266,868
                                                                                      ============

Footnotes

The following information for the Funds is presented on an income tax basis as of July 31,2006:

                                       Cost of    Gross Unrealized  Gross Unrealized    Net Unrealized
                                     Investments    Appreciation      Depreciation       Gain/(Loss)
                                    ---------------------------------------------------------------------
Berkshire Advisors Select Equity      2,082,886        254,740          (70,016)           184,724

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. Percentages are stated as a percent of net assets.

(a)   Non-income producing security

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)The Penn Street Fund, Inc.

By /s/ John Roman
   ----------------------------------
       John Roman, President

Date September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John Roman
   ----------------------------------
       John Roman, President

Date September 15, 2006

By /s/ Paul Giorgio
   ----------------------------------
       Paul Giorgio, Treasurer

Date September 15, 2006